UNITED STATED

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number                   811-04466

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Monetta Fund, Inc.

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 (Exact name of registrant as specified in charter)

1776-A S. Naperville Road, Suite 100, Wheaton, IL   60189

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 (Address of principal executive offices)          (Zip code)

Monetta Financial Services, Inc.

 1776-A S. Naperville Road, Suite 100 Wheaton, IL   60189

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 (Name and address of agent for service)

Registrant's telephone number, including area code: (630) 462-9800

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Date of fiscal year end:  December 31

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Date of reporting period:  July 1, 2009 - June 30, 2010

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Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than

August 31 of each year, containing the registrant's proxy voting record for the most recent twelve month period ended June 30, pursuant to section 30 of the

Investment Company Act of 1940 and rule 30b1-4 thereunder (17CFR 270.30b1-4).

The Commission may use the information provided on Form N-PX in its regulatory,

disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the

Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the

Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington,

DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

SEC 2451 (4-03)    Persons who are to respond to the collection of information contained in this form are not required to respond unless

                   the form displays a currently valid OMB control number.

Item 1. Proxy Voting Record:

Appended hereto as Exhibit A is the following information for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2010 with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP")

    number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;

(h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the registrant cast its vote for or against management.

Exhibit A

ICA File Number:   811-04466

Reporting Period:  07/01/2009 – 06/30/2010

Monetta Fund, Inc.

NAME OF COMPANY	TICKER	CUSIP	MTG TYPE	MTG DATE	DESCRIPTION OF VOTE	SPONSOR	VOTE CAST	MGMT RECOM’D VOTE
JA Solar Holdings Co., Ltd. - ADR	JASO	466090107	Annual	08/03/2009	2) Election of Director/Authorization of Remuneration – Baofang Jin	MGMT	FOR	FOR
					3) Election of Director/Authorization of Remuneration – Huaijin Yang	MGMT	FOR	FOR
					4) Election of Director/Authorization of Remuneration – Bingyan Ren	MGMT	FOR	FOR
					5) Election of Director/Authorization of Remuneration – Honghua Xu	MGMT	FOR	FOR
					6) Election of Director/Authorization of Remuneration – Jian Xie	MGMT	FOR	FOR
					7) Election of Director/Authorization of Remuneration – Jiqing Huang	MGMT	FOR	FOR
					8) Election of Director/Authorization of Remuneration – Hope Ni	MGMT	FOR	FOR
					9) Approve/Adopt Amended and Restated Consolidated Articles of Association	MGMT	FOR	FOR
MGM Mirage, Inc.	MGM	552953101	Annual	08/04/2009	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Selection of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					3) Shareholder Proposal – Report on Sustainability Polices and Performance	SHDLR	ABSTAIN	N/A
					4) Transact Such Other Business as May Properly Come Before the Meeting	MGMT	ABSTAIN	N/A
Citigroup, Inc.	C	172967101	Special	09/03/2009	1) Authorize Share Increase Amendment	MGMT	FOR	FOR
					2) Reverse Stock Split Amendment	MGMT	FOR	FOR
					3) Preferred Stock Change Amendment	MGMT	FOR	FOR
Oracle Corp.	ORCL	68389X105	Annual	10/07/2009	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Adopt Fiscal Year 2010 Executive Bonus Plan	MGMT	FOR	FOR
					3) Ratify Selection of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					4) Shareholder Proposal – Special Stockholder Meetings	SHDLR	AGAINST	AGAINST
					5) Shareholder Proposal – Advisory Vote on Executive Compensation	SHDLR	AGAINST	AGAINST
					6) Shareholder Proposal – Equity Retention Policy	SHDLR	AGAINST	AGAINST

Cisco Systems, Inc.	CSCO	17275R102	Annual	11/12/2009	1a) Election 0f Director – Carol A. Bartz	MGMT	FOR	FOR
					1b) Election 0f Director – M. Michele Burns	MGMT	FOR	FOR
					1c) Election 0f Director – Michael D. Capellas	MGMT	FOR	FOR
					1d) Election 0f Director – Larry R. Carter	MGMT	FOR	FOR
					1e) Election 0f Director – John T. Chambers	MGMT	FOR	FOR
					1f) Election 0f Director – Brian L. Halla	MGMT	FOR	FOR
					1g) Election 0f Director – Dr. John L. Hennessy	MGMT	FOR	FOR
					1h) Election 0f Director – Richard M. Kovacevich	MGMT	FOR	FOR
					1i) Election 0f Director – Roderick C. McGeary	MGMT	FOR	FOR
					1j) Election 0f Director – Michael K. Powell	MGMT	FOR	FOR
					1k) Election 0f Director – Arun Sarin	MGMT	FOR	FOR
					1l) Election 0f Director – Steven M. West	MGMT	FOR	FOR
					1m) Election 0f Director – Jerry Yang	MGMT	FOR	FOR
					2) Approve Amendment to 2005 Stock Incentive Plan	MGMT	FOR	FOR
					3) Approve Amendment to Employee Stock Purchase Plan	MGMT	FOR	FOR
					4) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					5) Shareholder Proposal – Amend ByLaws, Establish Board Committee on Human Rights	SHDLR	AGAINST	AGAINST
					6) Shareholder Proposal – Advisory Vote on Executive Compensation	SHDLR	AGAINST	AGAINST
					7) Shareholder Proposal – Report on Effect of Business Practices on Human Rights	SHDLR	AGAINST	AGAINST
Foster Wheeler AG	FWLT	H27178104	Special	11/04/2009	1) Election of Director – Clayton C. Daley, Jr.	MGMT	FOR	FOR
					2) Instructions of Appointed Proxies to Vote at Special Meeting	MGMT	FOR	FOR
KLA-Tencor Corp.	KLAC	482480100	Annual	11/04/2009	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Approve Amended/Restated 2004 Equity Incentive Plan, Increase Authorized Shares	MGMT	FOR	FOR
					3) Approve Material Terms of Performance Bonus Plan, Tied to IRC Section 162(M)	MGMT	FOR	FOR
					4) Ratify Appointment of Independent Registered Accounting Firm	MGMT	FOR	FOR

Microsoft Corp.	MSFT	594918104	Annual	11/19/2009	1) Election 0f Director – William H. Gates III	MGMT	FOR	FOR
					2) Election 0f Director – Steven A. Ballmer	MGMT	FOR	FOR
					3) Election 0f Director – Dina Dublon	MGMT	FOR	FOR
					4) Election 0f Director – Raymond V. Gilmartin	MGMT	FOR	FOR
					5) Election 0f Director – Reed Hastings	MGMT	FOR	FOR
					6) Election 0f Director – Maria Klawe	MGMT	FOR	FOR
					7) Election 0f Director – David F. Marquardt	MGMT	FOR	FOR
					8) Election 0f Director – Charles H. Noski	MGMT	FOR	FOR
					9) Election 0f Director – Helmut Panke	MGMT	FOR	FOR
					10) Ratify Selection of Independent Auditor	MGMT	FOR	FOR
					11) Approve Amendments to Amended/Restated Articles of Incorporation	MGMT	FOR	FOR
					12) Advisory Vote on Executive Compensation	MGMT	FOR	FOR
					13) Shareholder Proposal – Adoption of Healthcare Reform Principles	SHDLR	AGAINST	AGAINST
					14) Shareholder Proposal – Disclosure of Charitable Contributions	SHDLR	AGAINST	AGAINST
China Unicom Ltd	CHU	16945R104	Special	11/03/2009	S1) Authorize any Director to Execute Share Repurchase Agreement, Pursuant to the Proposed Agreement with SK Telecom Co. Ltd	MGMT	FOR	FOR
Mindray Medical Int’l, Ltd.	MR	602675100	Annual	12/15/2009	1) Election of Director – Xu Hang	MGMT	FOR	FOR
					2) Election of Director – Chen Qingtai	MGMT	FOR	FOR
					3) Election of Director – Ronald Ede	MGMT	FOR	FOR
					4) Ratification of Appointment of Independent Registered Public Accounting Firm, 12/31/2008	MGMT	FOR	FOR
					5) Ratification of Appointment of Independent Registered Public Accounting Firm, 12/31/2009	MGMT	FOR	FOR
					6) Approve Amended/Restated 2006 Employee Share Incentive Plan, Increase Authorized Shares	MGMT	FOR	FOR
Visa, Inc. – CL A	V	92826C839	Annual	01/20/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR

Monsanto Co.	MON	61166W101	Annual	01/26/2010	1A) Election of Director – Frank V. Atlee III	MGMT	FOR	FOR
					1B) Election of Director – David L. Chicoine, PHD	MGMT	FOR	FOR
					1C) Election of Director – Arthur H. Harper	MGMT	FOR	FOR
					1D) Election of Director – Gwendolyn S. King	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					3) Approve Performance Goals under 2005 Long-Term Incentive Plan	MGMT	FOR	FOR
D.R. Horton. Inc.	DHI	23331A109	Annual	01/28/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Approve Section 382 Rights Agreement, to Protect Tax Attributes	MGMT	FOR	FOR
					3) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
Berkshire Hathaway, Inc.	BRKA	084670108	Special	01/20/2010	1) Amend Certificate of Incorporation, Effect a 50-for-1 Stock Split of Class B Common Stock and Maintain Economic/Voting Relationship Between Class B and Class A Common Stock	MGMT	FOR	FOR
					2) Amend Certificate of Incorporation, to Effect the Class B Common Stock Split Without Splitting the Class A Common Stock	MGMT	AGAINST	FOR
					3) Amend Certificate of Incorporation, Reduce Par Value of Class B Common Stock to $0.0033/share in connection with the Proposed Stock Split.	MGMT	FOR	FOR
					4) Amend Certificate of Incorporation, Increase Authorized Shares of All Stock Classes	MGMT	FOR	FOR
					5) Amend Certificate of Incorporation, Remove Requirement to Issue Physical Stock Certificates for Shares	MGMT	FOR	FOR
Qualcom, Inc.	QCOM	747525103	Annual	03/02/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Approve Amendment to 2006 Long-Term Incentive Plan, Increase Authorized Shares	MGMT	FOR	FOR
					3) Ratify Selection of Independent Accountants	MGMT	FOR	FOR
Bank of America Corp.	BAC	060505104	Special	02/23/2010	1) Adopt Amendment to Certificate of Incorporation, Increase Authorized Shares	MGMT	FOR	FOR
					2) Adjourn Special Meeting, Solicit Additional Proxies, if Necessary	MGMT	FOR	FOR

Apple, Inc.	AAPL	037833100	Annual	02/25/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Approve Amendments to 2003 Employee Stock Plan	MGMT	FOR	FOR
					3) Approve Amendments to 1997 Director Stock Option Plan	MGMT	FOR	FOR
					4) Hold Advisory Vote on Executive Compensation	MGMT	FOR	FOR
					5) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					6) Shareholder Proposal – Sustainability Report	SHDLR	AGAINST	AGAINST
					7) Shareholder Proposal – Amend Corporate By Laws, Establish Board Committee on Sustainability	SHDLR	AGAINST	AGAINST
Joy Global. Inc.	JOYG	481165108	Annual	03/09/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Selection of Registered Independent Public Accounting Firm	MGMT	FOR	FOR
T. Rowe Price Group, Inc.	TROW	74144T108	Annual	04/14/2010	1A) Election 0f Director – Edward C. Bernard	MGMT	FOR	FOR
					1B) Election 0f Director – James T. Brady	MGMT	FOR	FOR
					1C) Election 0f Director – J. Alfred Broaddus, Jr.	MGMT	FOR	FOR
					1D) Election 0f Director – Donald B. Hebb, Jr.	MGMT	FOR	FOR
					1E) Election 0f Director – James A.C. Kennedy	MGMT	FOR	FOR
					1F) Election 0f Director – Brian C. Rogers	MGMT	FOR	FOR
					1G) Election 0f Director – Dr. Alfred Sommer	MGMT	FOR	FOR
					1H) Election 0f Director – Dwight S. Taylor	MGMT	FOR	FOR
					1I) Election 0f Director – Anne Marie Whittemore	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
Schlumberger Ltd.	SLB	806857108	Annual	04/07/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Adopt and Approve Financials and Dividends	MGMT	FOR	FOR
					3) Adopt 2010 Stock Incentive Plan	MGMT	FOR	FOR
					4) Adopt Amendment to Discounted Stock Purchase Plan	MGMT	FOR	FOR
					5) Approve Independent Registered Public Accounting Firm	MGMT	FOR	FOR

SunTrust Banks, Inc.	STI	867914103	Annual	04/27/2010	1.01) Election 0f Director – Robert M. Beall, II	MGMT	FOR	FOR
					1.02) Election 0f Director – Alston D. Correll	MGMT	FOR	FOR
					1.03) Election 0f Director – Jeffrey C. Crowe	MGMT	FOR	FOR
					1.04) Election 0f Director – Patricia C. First	MGMT	FOR	FOR
					1.05) Election 0f Director – Blake P. Garrett, Jr.	MGMT	FOR	FOR
					1.06) Election 0f Director – David H. Hughes	MGMT	FOR	FOR
					1.07) Election 0f Director – M. Douglas Ivester	MGMT	FOR	FOR
					1.08) Election 0f Director – J. Hicks Lanier	MGMT	FOR	FOR
					1.09) Election 0f Director – William A. Linnenbringer	MGMT	FOR	FOR
					1.10) Election 0f Director – G. Gilmer Minor, III	MGMT	FOR	FOR
					1.11) Election 0f Director – Larry L. Prince	MGMT	FOR	FOR
					1.12) Election 0f Director – Frank S. Royal, M.D.	MGMT	FOR	FOR
					1.13) Election 0f Director – Thomas R. Watjen	MGMT	FOR	FOR
					1.14) Election 0f Director – James M. Wells, III	MGMT	FOR	FOR
					1.15) Election 0f Director – Karen Hastie Williams	MGMT	FOR	FOR
					1.16) Election 0f Director – Dr. Phail Wynn, Jr.	MGMT	FOR	FOR
					2) Approve Performance Goals under Management Incentive Plan	MGMT	FOR	FOR
					3) Ratify Appointment of Independent Auditors	MGMT	FOR	FOR
					4) Approve Non-Binding Advisory Agreement on Executive Compensation	MGMT	FOR	FOR
					5) Shareholder Proposal – Preparation and Disclosure of Sustainability Report	SHLDR	AGAINST	AGAINST
Corning, Inc.	GLW	219350105	Annual	04/29/2010	1A) Election 0f Director – Robert F. Cummings, Jr.	MGMT	FOR	FOR
					1B) Election 0f Director – Carlos M. Gutierrez	MGMT	FOR	FOR
					1C) Election 0f Director – William D. Smithburg	MGMT	FOR	FOR
					1D) Election 0f Director – Hansel E. Tookes II	MGMT	FOR	FOR
					1E) Election 0f Director – Wendell P. Weeks	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accountants	MGMT	FOR	FOR
					3) Approve 2010 Variable Compensation Plan	MGMT	FOR	FOR
					4) Approve 2010 Equity Plan for Non-Employee Directors	MGMT	FOR	FOR
					5) Amend Certificate of Incorporation, Declassify the Board of Directors	MGMT	FOR	FOR
					6) Shareholder Proposal – Voting	SHDLR	AGAINST	AGAINST

Citigroup, Inc.	C	172967101	Annual	04/20/2010	1a) Election 0f Director – Alain J.P. Belda	MGMT	FOR	FOR
					1b) Election 0f Director – Timothy C. Collins	MGMT	FOR	FOR
					1c) Election 0f Director – Jerry A. Grundhofer	MGMT	FOR	FOR
					1d) Election 0f Director – Robert L. Joss	MGMT	FOR	FOR
					1e) Election 0f Director – Andrew N. Liveris	MGMT	FOR	FOR
					1f) Election 0f Director – Michael E. O’Neill	MGMT	FOR	FOR
					1g) Election 0f Director – Vikram S. Pandit	MGMT	FOR	FOR
					1h) Election 0f Director – Richard D. Parsons	MGMT	FOR	FOR
					1i) Election 0f Director – Lawrence R. Ricciardi	MGMT	FOR	FOR
					1j) Election 0f Director – Judith Rodin	MGMT	FOR	FOR
					1k) Election 0f Director – Robert L. Ryan	MGMT	FOR	FOR
					1l) Election 0f Director – Anthony M. Santomero	MGMT	FOR	FOR
					1m) Election 0f Director – Diana L. Taylor	MGMT	FOR	FOR
					1n) Election of Director – William S. Thompson, Jr.	MGMT	FOR	FOR
					1o) Election of Director – Ernesto Zedillo	MGMT	FOR	FOR
					2) Ratify Selection of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					3) Approve Amendments to 2009 Stock Incentive Plan	MGMT	FOR	FOR
					4) Approve TARP Repayment Shares	MGMT	FOR	FOR
					5) Approve 2009 Executive Compensation	MGMT	FOR	FOR
					6) Ratify Tax Benefits Preservation Plan	MGMT	FOR	FOR
					7) Approve Reverse Stock Split Extension	MGMT	FOR	FOR
					8) Shareholder Proposal – Political Non-Partisanship	SHDLR	AGAINST	AGAINST
					9) Shareholder Proposal – Report on Political Contributions	SHDLR	AGAINST	AGAINST
					10) Shareholder Proposal – Report on Collateral for OTC Derivative Trades	SHDLR	AGAINSY	AGAINST
					11) Shareholder Proposal – Stockholders Holding at Least 10% Have the Right to Call Special Shareholder Meetings	SHDLR	AGAINST	AGAINST
					12) Shareholder Proposal – Executive Officers Retain 75% of Acquired Shares from Compensation Plan for Two Years Following Termination of Employment	SHDLR	FOR	AGAINST
					13) Shareholder Proposal – Reimbursement of Expenses Incurred by a Stockholder in a Contested Director Election	SHDLR	AGAINST	AGAINST

Potash Corp. of Saskatchewan, Inc.	POT	73755L107	Annual/ Special	05/06/2010	1.01) Election 0f Director – C. M. Burley	MGMT	FOR	FOR
					1.02) Election 0f Director – W. J. Doyle	MGMT	FOR	FOR
					1.03) Election 0f Director – J.W. Estey	MGMT	FOR	FOR
					1.04) Election 0f Director – C.S. Hoffman	MGMT	FOR	FOR
					1.05) Election 0f Director – D.J.Howe	MGMT	FOR	FOR
					1.06) Election 0f Director – A.D. Laberge	MGMT	FOR	FOR
					1.07) Election 0f Director – K.G. Martell	MGMT	FOR	FOR
					1.08) Election 0f Director – J.J. McCaig	MGMT	FOR	FOR
					1.09) Election 0f Director – M. Mogford	MGMT	FOR	FOR
					1.10) Election 0f Director – J. Schoenhals	MGMT	FOR	FOR
					1.11) Election 0f Director – R. Stromberg	MGMT	FOR	FOR
					2) Appointment of Auditors	MGMT	FOR	FOR
					3) Approve Adoption of Performance Option Plan	MGMT	FOR	FOR
					4) Advisory Resolution on Executive Compensation	MGMT	FOR	FOR
Amlyin Pharmaceuticals, Inc.	AMLN	032346108	Annual	04/29/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Selection of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
United Parcel Service, Inc.	UPS	911312106	Annual	05/06/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Selection of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					3) Amend Certificate of Incorporation, Majority Voting in Uncontested Director Elections	MGMT	FOR	FOR

The PNC Financial Services Group, Inc.	PNC	693475105	Annual	04/27/2010	1a) Election 0f Director – Ricahrd O. Berndt	MGMT	FOR	FOR
					1b) Election of Director – Charles E. Bunch	MGMT	FOR	FOR
					1c) Election of Director – Paul W. Chellgren	MGMT	FOR	FOR
					1d) Election of Director – Robert N. Clay	MGMT	FOR	FOR
					1e) Election of Director – Kay Coles James	MGMT	FOR	FOR
					1f) Election of Director – Richard B. Kelson	MGMT	FOR	FOR
					1g) Election of Director – Bruce C. Lindsay	MGMT	FOR	FOR
					1h) Election of Director – Anthony A. Massaro	MGMT	FOR	FOR
					1i) Election of Director – Jane G. Pepper	MGMT	FOR	FOR
					1j) Election of Director – James E. Rohr	MGMT	FOR	FOR
					1k) Election of Director – Donald J. Shephard	MGMT	FOR	FOR
					1l) Election of Director – Lorene K. Steffes	MGMT	FOR	FOR
					1m) Election of Director – Dennis F. Strigl	MGMT	FOR	FOR
					1n) Election of Director – Stephen G. Thieke	MGMT	FOR	FOR
					1o) Election of Director – Thomas J. Usher	MGMT	FOR	FOR
					1p) Election of Director – George H. Walls, Jr.	MGMT	FOR	FOR
					1q) Election of Director – Helge H. Wehmeier	MGMT	FOR	FOR
					2) Ratify Selection of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					3) Approve Advisory Vote on Executive Compensation	MGMT	FOR	FOR
					4) Shareholder Proposal – Approval of Severance Agreements	SHDLR	AGAINST	AGAINST
					5) Shareholder Proposal – Report of Executive Compensation, not Tax Deductible	SHDLR	AGAINST	AGAINST
Assured Guaranty Ltd.	AGO	G0585R106	Annual	05/06/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2A) Amend and Restate Company By-Laws, Bermuda Law Change Amendments	MGMT	FOR	FOR
					2B) Amend and Restate Company By-Laws, Corporate Governance Amendments	MGMT	FOR	FOR
					3) Ratify Selection of Independent Auditors	MGMT	FOR	FOR
					4B) Authorize the Company to Vote for the Appointment of Independent Auditors	MGMT	FOR	FOR
					4C) Authorize the Company to Vote for the Appointment of Independent Auditors of Subsidiary, AGO Ireland Holdings Ltd.	MGMT	FOR	FOR

Gilead Sciences, Inc.	GILD	375558103	Annual	05/11/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Selection of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					3) Shareholder Proposal – Adoption of Majority Voting Standards	SHDLR	AGAINST	AGAINST
Foster Wheeler AG	FWLT	H27178104	Annual	05/05/2010	1A) Re-Election of Director – Eugene D. Atkinson	MGMT	FOR	FOR
					1B) Re-Election of Director – Steven J. Demetriou	MGMT	FOR	FOR
					1C) Re-Election of Director – Stephanie Hanbury-Brown	MGMT	FOR	FOR
					1D) Election of Director – Robert C. Flexon	MGMT	FOR	FOR
					2) Appointment of Independent Auditors	MGMT	FOR	FOR
					3) Ratify Appointment of Independent Auditors	MGMT	FOR	FOR
					4) Approval of 2009 Swiss Annual Report and Statutory Financial Statements	MGMT	FOR	FOR
					5) Discharge from Liability of Directors and Executive Officers for 2009	MGMT	FOR	FOR
					6) Allocation and Release of Additional Paid-In Capital to Reserves	MGMT	FOR	FOR
					7) Amend Articles of Association, Change Corporate Seat	MGMT	FOR	FOR
					8) Amend Articles of Incorporation, Eliminate Requirement to List Citizenship of Shareholders in Share Register	MGMT	FOR	FOR
					9) Amend Articles of Incorporation, Compliance with Swiss Intermediary-Held Securities Act	MGMT	FOR	FOR
					10)Instruct Appointed Proxies to Vote, Changes to Agenda or Other Matters Raised at the Annual Meeting,	MGMT	FOR	FOR

Bank of America Corp.	BAC	060505104	Annual	04/28/2010	1a) Election of Director – Susan S. Bies	MGMT	FOR	FOR
					1b) Election of Director – William P. Boardman	MGMT	FOR	FOR
					1c) Election of Director – Frank P. Bramble, Sr.	MGMT	FOR	FOR
					1d) Election of Director – Virgis W. Colbert	MGMT	FOR	FOR
					1e) Election of Director – Charles K. Gifford	MGMT	FOR	FOR
					1f) Election of Director – Charles O. Holliday, Jr.	MGMT	FOR	FOR
					1g) Election of Director – D. Paul Jones, Jr.	MGMT	FOR	FOR
					1h) Election of Director – Monica C. Lozano	MGMT	FOR	FOR
					1i) Election of Director – Thomas J. May	MGMT	FOR	FOR
					1j) Election of Director – Brian T. Moynihan	MGMT	FOR	FOR
					1k) Election of Director – Donald E. Powell	MGMT	FOR	FOR
					1l) Election of Director – Charles O. Rossotti	MGMT	FOR	FOR
					1m) Election of Director – Robert W. Scully	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting firm	MGMT	FOR	FOR
					3) Amend Certificate of Incorporation, Increase Authorized Shares of Common Stock	MGMT	FOR	FOR
					4) Advisory Vote Approving Executive Compensation	MGMT	FOR	FOR
					5) Approve Amendment to 2003 Key Associate Stock Plan	MGMT	FOR	FOR
					6) Shareholder Proposal – Disclosure of Government Employment	SHDLR	AGAINST	AGAINST
					7) Shareholder Proposal – Non-Deductible Pay	SHDLR	AGAINST	AGAINST
					8) Shareholder Proposal – Special Stockholder Meetings	SHDLR	AGAINST	AGAINST
					9) Shareholder Proposal – Advisory Vote on Executive Compensation	SHDLR	AGAINST	AGAINST
					10) Shareholder Proposal- Succession Planning	SHDLR	AGAINST	AGAINST
					11) Shareholder Proposal – Derivatives Trading	SHDLR	AGAINST	AGAINST
					12) Shareholder Proposal – Recoup Incentive Compensation	SHDLR	AGAINST	AGAINST

Transocean Ltd.	RIG	H8817H100	Annual	05/14/2010	1) Approve 2009 Annual Report and Consolidated Financial Statements	MGMT	FOR	FOR
					2) Discharge from Liability of Directors and Executive Officers for 2009	MGMT	FOR	FOR
					3) Appropriate Available Earnings Fiscal 2009 to be Carried Forward	MGMT	FOR	FOR
					4) Change of Company’s Place of Incorporation in Switzerland	MGMT	FOR	FOR
					5) Renewal of Company’s Authorized Share Capital	MGMT	FOR	FOR
					6) Distribution to Shareholders, Par Value Reduction	MGMT	FOR	FOR
					7) Amend Articles of Incorporation, Reflect Swiss Federal Act on Intermediate Securities	MGMT	FOR	FOR
					8A) Election of Director – Steven L. Newman	MGMT	FOR	FOR
					8B) Re-Election of Director – Thomas W. Cason	MGMT	FOR	FOR
					8C)Re- Election of Director – Robert M. Sprague	MGMT	FOR	FOR
					8D) Re-Election of Director – J. Michael Talbert	MGMT	FOR	FOR
					8E) Re-Election of Director – John L. Whitmire	MGMT	FOR	FOR
					9) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
Ebay, Inc.	EBAY	278642103	Annual	04/29/2010	1A) Election of Director – David M. Moffett	MGMT	FOR	FOR
					1B) Election of Director – Richard T. Schlosberg, III	MGMT	FOR	FOR
					1C) Election of Director – Thomas J. Tierney	MGMT	FOR	FOR
					2) Approve Amendment and Restatement of Incentive Plan, Compliance with IRC Section 162(M)	MGMT	FOR	FOR
					3) Approve Amendment and Restatement of 2008 Equity Incentive Plan, Increase Authorized Share	MGMT	FOR	FOR
					4) Ratify Appointment of Independent Auditors	MGMT	FOR	FOR
Peabody Energy Corp.	BTU	704549104	Annual	05/04/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR

Google, Inc.	GOOG	38259P508	Annual	05/13/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Selection of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					3) Approve Amendment to 2004 Stock Plan, Increase Authorized Shares	MGMT	FOR	FOR
					4) Shareholder Proposal – Sustainability Report	SHDLR	AGAINST	AGAINST
					5) Shareholder Proposal – Online Advertising, Privacy and Sensitive Information	SHDLR	AGAINST	AGAINST
					6) Shareholder Proposal – Adoption of Human Rights Principles with Respect to Business in China	SHDLR	AGAINST	AGAINST
Amgen, Inc.	AMGN	031162100	Annual	05/12/2010	1a) Election of Director – Dr. David Baltimore	MGMT	FOR	FOR
					1b) Election of Director – Frank J. Biondi, Jr.	MGMT	FOR	FOR
					1c) Election of Director – Francois de Carbonnel	MGMT	FOR	FOR
					1d) Election of Director – Jerry D. Choate	MGMT	FOR	FOR
					1e) Election of Director – Vance D. Coffman	MGMT	FOR	FOR
					1f) Election of Director – Frederick W. Gluck	MGMT	FOR	FOR
					1g) Election of Director – Rebecca M. Henderson	MGMT	FOR	FOR
					1h) Election of Director – Frank C. Herringer	MGMT	FOR	FOR
					1i) Election of Director – Gilbert S. Omenn	MGMT	FOR	FOR
					1j) Election of Director – Judith C. Pelham	MGMT	FOR	FOR
					1k) Election of Director – Adm. J. Paul Reason, USN (Retired)	MGMT	FOR	FOR
					1l) Election of Director – Leonard D. Schaeffer	MGMT	FOR	FOR
					1m) Election of Director – Kevin W. Sharer	MGMT	FOR	FOR
					2) Ratify Selection of independent Registered Public Accountants	MGMT	FOR	FOR
					3a) Shareholder Proposal – Shareholder Action by Written Consent	SHDLR	AGAINST	AGAINST
					3b) Shareholder Proposal – Equity Retention Policy	SHDLR	AGAINST	AGAINST

Suncor Energy, Inc.	SU	867224107	Annual	05/04/2010	1.01) Election of Director – Mel E. Benson	MGMT	FOR	FOR
					1.02) Election of Director – Brian A. Canfield	MGMT	FOR	FOR
					1.03) Election of Director – Dominic D’Alessandro	MGMT	FOR	FOR
					1.04) Election of Director – John T. Ferguson	MGMT	FOR	FOR
					1.05) Election of Director – W. Douglas Ford	MGMT	FOR	FOR
					1.06) Election of Director – Richard L. George	MGMT	FOR	FOR
					1.07) Election of Director – Paul Haseldonckx	MGMT	FOR	FOR
					1.08) Election of Director – John R. Huff	MGMT	FOR	FOR
					1.09) Election of Director – Jacques Lamarre	MGMT	FOR	FOR
					1.10) Election of Director – Brian F. MacNeill	MGMT	FOR	FOR
					1.11) Election of Director – Maureen N. McCaw	MGMT	FOR	FOR
					1.12) Election of Director – Michael W. O’Brien	MGMT	FOR	FOR
					1.13) Election of Director – James W. Simpson	MGMT	FOR	FOR
					1.14) Election of Director – Eira Thomas	MGMT	FOR	FOR
					2) Appointment of Auditors and Authorize Directors to Fix Their Remuneration	MGMT	FOR	FOR
Genworth Financial, Inc.	GNW	37247D106	Annual	05/12/2010	1A) Election 0f Director – Steven W. Alesio	MGMT	FOR	FOR
					1B) Election 0f Director – Michael D. Frazier	MGMT	FOR	FOR
					1C) Election 0f Director – Nancy J. Karch	MGMT	FOR	FOR
					1D) Election 0f Director – J. Robert Kerrey	MGMT	FOR	FOR
					1E) Election 0f Director – Risa J. Lavizzo-Mourey	MGMT	FOR	FOR
					1F) Election 0f Director – Christine B. Mead	MGMT	FOR	FOR
					1G) Election 0f Director – Thomas E. Moloney	MGMT	FOR	FOR
					1H) Election 0f Director – James A. Parke	MGMT	FOR	FOR
					1I) Election 0f Director – James S. Riepe	MGMT	FOR	FOR
					2) Re-Approval of Material Performance Goals for Qualified Performance-Based Awards under the 2004 Omnibus Incentive Plan	MGMT	FOR	FOR
					3) Ratify Selection of independent Registered Public Accounting Firm	MGMT	FOR	FOR

Petroleo Brasileiro S.A.	PBR	71654V408	Annual	04/22/2010	O1) Management Report, Financial Statements and Audit Committee Opinion for Fiscal 2009	MGMT	FOR	FOR
					O2) Capital Expenditure Budget for Fiscal 2010	MGMT	FOR	FOR
					O3) Distribution Results for Fiscal 2009	MGMT	FOR	FOR
					O4) Election of Members of Board of Directors	MGMT	FOR	FOR
					O5) Election of BOD Chairman	MGMT	FOR	FOR
					O6) Election of Members of Audit Board/Respective Substitutes	MGMT	FOR	FOR
					O7) Establish Audit Committee Compensation, Pursuant to ByLaws	MGMT	FOR	FOR
					E1) increase Capital Stock, Incorporate Revenue and Profit Reserves	MGMT	FOR	FOR
					E2) Waiver of Preference Rights at Equity Issuance, as a Result of Acquisition	MGMT	FOR	FOR
Cummins, inc.	CUM	231021106	Annual	05/11/2010	1A) Election of Director – Robert J. Bernhard	MGMT	FOR	FOR
					1B) Election of Director – Franklin R. Chang-Diaz	MGMT	FOR	FOR
					1C) Election of Director – Robert K. Herdman	MGMT	FOR	FOR
					1D) Election of Director – Alexis M. Herman	MGMT	FOR	FOR
					1E) Election of Director – N. Thomas Linebarger	MGMT	FOR	FOR
					1F) Election of Director – William I. Miller	MGMT	FOR	FOR
					1G) Election of Director – Georgia R. Nelson	MGMT	FOR	FOR
					1H) Election of Director – Theodore M. Solso	MGMT	FOR	FOR
					1I) Election of Director – Carl Ware	MGMT	FOR	FOR
					10) Ratify Appointment of Auditors for 2010	MGMT	FOR	FOR

The Goldman Sachs Group, Inc.	GS	38141G104	Annual	05/07/2010	1a) Election of Director – Lloyd C. Blankfein	MGMT	FOR	FOR
					1b) Election of Director – John H. Bryan	MGMT	FOR	FOR
					1c) Election of Director – Gary D. Cohn	MGMT	FOR	FOR
					1d) Election of Director – Claes Dahlback	MGMT	FOR	FOR
					1e) Election of Director – Stephen Freidman	MGMT	FOR	FOR
					1f) Election of Director – William W. George	MGMT	FOR	FOR
					1g) Election of Director – James A. Johnson	MGMT	FOR	FOR
					1h) Election of Director – Lois D. Juliber	MGMT	FOR	FOR
					1i) Election of Director – Lakshmi N. Mittal	MGMT	FOR	FOR
					1j) Election of Director – James J. Schiro	MGMT	FOR	FOR
					1k) Election of Director – H. Lee Scott, Jr.	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					3) Advisory Vote on Executive Compensation	MGMT	FOR	FOR
					4) Approve Amendments to Restated Certificate of Incorporation, Eliminate Supermajority Voting	MGMT	FOR	FOR
					5) Approve Amendment to Certificate of Incorporation, Permit Holders of 25% of Outstanding Shares to Call Special Meetings	MGMT	FOR	FOR
					6) Shareholder Proposal – Cumulative Voting	SHDLR	AGAINST	AGAINST
					7) Shareholder Proposal – Collateral in OTC Derivatives Trading	SHDLR	AGAINST	AGAINST
					8) Shareholder Proposal –Separate BOD Chairman and CEO	SHDLR	AGAINST	AGAINST
					9) Shareholder Proposal –Report on Political Contributions	SHDLR	AGAINST	AGAINST
					10) Shareholder Proposal –Report on Global Warming Science	SHDLR	AGAINST	AGAINST
					11) Shareholder Proposal –Report on Pay Disparity	SHDLR	AGAINST	AGAINST
					12) Shareholder Proposal –Regarding Executive Compensation and Long-Term Performance	SHDLR	AGAINST	AGAINST

Prudential Financial, Inc.	PRU	744320102	Annual	05/11/2010	1A) Election of Director – Thomas J. Baltimore, Jr.	MGMT	FOR	FOR
					1B) Election of Director – Gordon M. Bethune	MGMT	FOR	FOR
					1C) Election of Director – Gaston Caperton	MGMT	FOR	FOR
					1D) Election of Director – Gilbert F. Casellas	MGMT	FOR	FOR
					1E) Election of Director – James G. Cullen	MGMT	FOR	FOR
					1F) Election of Director – William H. Gray III	MGMT	FOR	FOR
					1G) Election of Director – Mark B. Grier	MGMT	FOR	FOR
					1H) Election of Director – Jon F. Hanson	MGMT	FOR	FOR
					1I) Election of Director – Constance J. Horner	MGMT	FOR	FOR
					1J) Election of Director – Karl J. Krapek	MGMT	FOR	FOR
					1K) Election of Director – Christine A. Poon	MGMT	FOR	FOR
					1L) Election of Director – John R. Strangfeld	MGMT	FOR	FOR
					1M) Election of Director – James A. Unruh	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					3) Advisory Vote on Compensation Policies	MGMT	FOR	FOR
Southwestern Energy Co.	SWN	845467109	Annual	05/18/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					3) Amend and Restate Certificate of Incorporation, Increase Authorized Shares	MGMT	FOR	FOR
					4) Shareholder Proposal – Majority Vote Standard for Director Elections	SHDLR	AGAINST	AGAINST
					5) Shareholder Proposal – Report on Political Contributions	SHDLR	AGAINST	AGAINST
Intel Corp.	INTC	458140100	Annual	05/19/2010	1a) Election of Directors – Charlene Barshefsky	MGMT	FOR	FOR
					1b) Election of Directors – Susan L. Decker	MGMT	FOR	FOR
					1c) Election of Directors – John J. Donahoe	MGMT	FOR	FOR
					1d) Election of Directors – Reed E. Hundt	MGMT	FOR	FOR
					1e) Election of Directors – Paul S. Otellini	MGMT	FOR	FOR
					1f) Election of Directors – James D. Plummer	MGMT	FOR	FOR
					1g) Election of Directors – David S. Pottruck	MGMT	FOR	FOR
					1h) Election of Directors – Jane E. Shaw	MGMT	FOR	FOR
					1i) Election of Directors – Frank D. Yeary	MGMT	FOR	FOR
					1j) Election of Directors – David B. Yoffie	MGMT	FOR	FOR
					2) Ratify Selection of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					3) Advisory Vote on Executive Compensation	MGMT	FOR	FOR

Express Scripts, Inc.	ESRX	302182100	Annual	05/05/2010	1A) Election of Director – Gary G. Benanav	MGMT	FOR	FOR
					1B) Election of Director – Frank J. Borelli	MGMT	FOR	FOR
					1C) Election of Director – Maura C. Breen	MGMT	FOR	FOR
					1D) Election of Director – Nicholas J. Lahowchic	MGMT	FOR	FOR
					1E) Election of Director – Thomas P. MacMahon	MGMT	FOR	FOR
					1F) Election of Director – Frank Mergenthaler	MGMT	FOR	FOR
					1G) Election of Director – Woodrow A. Myers, Jr. MD	MGMT	FOR	FOR
					1H) Election of Director – John O. Parker, Jr.	MGMT	FOR	FOR
					1I) Election of Director – George Paz	MGMT	FOR	FOR
					1J) Election of Director – Samuel K. Skinner	MGMT	FOR	FOR
					1K) Election of Director – Seymour Sternberg	MGMT	FOR	FOR
					1L) Election of Director – Barrett A. Toan	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accountants	MGMT	FOR	FOR
					3) Shareholder Proposal – Report on Political Contributions	SHDLR	AGAINST	AGAINST
					4) Shareholder Proposal – Independent Board Chairman	SHDLR	AGAINST	AGAINST
NVIDIA Corp.	NVDA	67066G104	Annual	05/19/2010	1a) Election of Director – James C. Gaither	MGMT	FOR	FOR
					1b) Election of Director – Jen-Hsun Huang	MGMT	FOR	FOR
					1c) Election of Director – A. Brooke Seawell	MGMT	FOR	FOR
					2) Ratify Selection of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
Ford Motor Co.	F	345370860	Annual	05/13/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Selection of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					3) Approve Tax Benefit Preservation Plan	MGMT	FOR	FOR
					4) Shareholder Proposal – Disclosure of Any Prior Government Affiliation of Directors, Officers and Consultants	SHDLR	AGAINST	AGAINST
					5) Shareholder Proposal – Recapitalization Plan to Provide All Outstanding Stock have One Vote Per Share	SHDLR	AGAINST	AGAINST
					6) Shareholder Proposal – Report Disclosing Policies and Procedures Related to Political Contributions	SHDLR	AGAINST	AGAINST
					7) Shareholder Proposal – Advisory Vote to Ratify the Compensation of Named Executives	SHDLR	AGAINST	AGAINST
					8) Shareholder Proposal – Not Funding Energy Savings Projects Solely Concerned with CO2 Reduction	SHDLR	AGAINST	AGAINST

Juniper Networks, Inc.	JNPR	48203R104	Annual	05/12/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Approve Proposed Amendment to 2006 Equity Incentive Plan, Increase Authorized Shares	MGMT	FOR	FOR
					3) Ratification of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
Dreamworks Animation SKG, Inc.	DWA	26153C103	Annual	05/12/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					3) Approve Adoption of 2010 Employee Stock Purchase Plan	MGMT	FOR	FOR
Human Genome Sciences, Inc.	HGSI	444903108	Annual	05/20/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
Nucor Corp.	NUE	670346105	Annual	05/13/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					3) Approve Amendments to Restated Certificate of Incorporation, Eliminate Classified Structure of BOD	MGMT	FOR	FOR
					4) Approve 2010 Stock Option and Award Plan	MGMT	FOR	FOR
					5) Shareholder Proposal – Majority Vote	SHDLR	AGAINST	AGAINST
					6) Shareholder Proposal – Report on Political Spending	SHDLR	AGAINST	AGAINST

Pulte Homes, Inc.	PHM	745867101	Annual	05/12/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Approve Amendment to Restated Certificate of Incorporation, Declassify BOD	MGMT	FOR	FOR
					3) Approve Amended and Restated Section 382 Rights Agreement	MGMT	FOR	FOR
					4) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					5) Shareholder Proposal – Majority Vote for Director Elections	SHDLR	AGAINST	AGAINST
					6) Shareholder Proposal – Amend Bylaws to Require Independent Board Chairman	SHDLR	AGAINST	AGAINST
					7) Shareholder Proposal – Use of Performance –Based Options	SHDLR	AGAINST	AGAINST
					8) Shareholder Proposal – Annual Advisory Vote on Executive Compensation	SHDLR	AGAINST	AGAINST
					9) Shareholder Proposal –Senior Executives to Retain Equity-Based Compensation	SHDLR	AGAINST	AGAINST
					10) Shareholder Proposal – Amend ByLaws to Provide for Reimbursement of Certain Shareholder Expenses in Connection with a Contested Election of Directors	SHDLR	AGAINST	AGAINST
Medco Health Solutions, Inc.	MHS	58405U102	Annual	05/12/2010	1A) Election of Director – Howard W. Barker, Jr.	MGMT	FOR	FOR
					1B) Election of Director – John L. Cassis	MGMT	FOR	FOR
					1C) Election of Director – Michael Goldstein	MGMT	FOR	FOR
					1D) Election of Director – Charles M. Lillis	MGMT	FOR	FOR
					1E) Election of Director – Myrtle S. Potter	MGMT	FOR	FOR
					1F) Election of Director – William L. Roper	MGMT	FOR	FOR
					1G) Election of Director – David B. Snow, Jr.	MGMT	FOR	FOR
					1H) Election of Director – David D. Stevens	MGMT	FOR	FOR
					1I) Election of Director – Blenda J. Wilson	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					3) Approve Amendment to Certificate of Incorporation, Permit Shareholders to Call Special Meetings	MGMT	FOR	FOR

UnitedHealth Group, Inc.	UNH	91324P102	Annual	05/24/2010	1A) Election of Director – William C. Ballard, Jr.	MGMT	FOR	FOR
					1B) Election of Director – Richard T. Burke	MGMT	FOR	FOR
					1C) Election of Director – Robert J. Darretta	MGMT	FOR	FOR
					1D) Election of Director – Stephen J. Hemsley	MGMT	FOR	FOR
					1E) Election of Director – Michele J. Hooper	MGMT	FOR	FOR
					1F) Election of Director – Douglas W. Leatherdale	MGMT	FOR	FOR
					1G) Election of Director – Glenn N. Renwick	MGMT	FOR	FOR
					1H) Election of Director – Kenneth I. Shine, MD	MGMT	FOR	FOR
					1I) Election of Director – Gail R. Wilensky, PHD	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					3) Shareholder Proposal – Disclosure of Lobbying Expenses	SHDLR	AGAINST	AGAINST
					4) Shareholder Proposal – Advisory Vote on Executive Compensation	SHDLR	AGAINST	AGAINST
Aegean Marine Petroleum Network, Inc.	ANW	Y0017S102	Annual	05/13/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Auditors	MGMT	FOR	FOR
VMWare, inc.	VMW	928563402	Annual	05/21/2010	2) Ratify Selection of Independent Auditors	MGMT	FOR	FOR
Broadcom Corp.	BRCM	111320107	Annual	05/20/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
NII Holdings, Inc.	NIHD	62913F201	Annual	05/11/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratification of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					3) Amend 2004 Incentive Compensation Plan, Increase Authorized Shares	MGMT	FOR	FOR
AMR Corp.	AMR	001765106	Annual	05/19/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Selection of Independent Auditors	MGMT	FOR	FOR
					3) Shareholder Proposal – Cumulative Voting for Election of Directors	SHDLR	AGAINST	AGAINST

Amazon.Com, Inc.	AMZN	023135106	Annual	05/25/2010	1A) Election of Director – Jeffrey P. Bezos	MGMT	FOR	FOR
					1B) Election of Director – Tom A. Alberg	MGMT	FOR	FOR
					1C) Election of Director – John Seely Brown	MGMT	FOR	FOR
					1D) Election of Director – William B. Gordon	MGMT	FOR	FOR
					1E) Election of Director – Alain Monie	MGMT	FOR	FOR
					1F) Election of Director – Thomas O. Ryder	MGMT	FOR	FOR
					1G) Election of Director – Patricia Q. Stonesifer	MGMT	FOR	FOR
					2) Ratification of Independent Auditors	MGMT	FOR	FOR
					3) Shareholder Proposal – Disclosures Regarding Corporate Political Contributions	SHDLR	AGAINST	AGAINST
MGM Mirage, Inc.	MGM	552953101	Annual	06/15/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Selection of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					3) Amend and Restate Certificate of Incorporation, Change Company Name to MGM Resorts International	MGMT	FOR	FOR
					4) Shareholder Proposal – Sustainability Report	SHDLR	AGAINST	AGAINST
					5) Transact Such Other Business as may Properly Come Before the Meeting	MGMT	FOR	FOR
Cognizant Technology Solutions Corp.	CTSH	192446102	Annual	06/01/2010	1A) Election of Director – John E. Klein	MGMT	FOR	FOR
					1B) Election of Director – Lakshmi Narayanan	MGMT	FOR	FOR
					1C) Election of Director – Maureen Breakiron-Evans	MGMT	FOR	FOR
					2) Amend and Restate 2004 Employee Stock Purchase Plan, Increase Authorized Shares	MGMT	FOR	FOR
					3) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
First Solar, Inc.	FSLR	336433107	Annual	06/01/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Approve Adoption of 2010 Omnibus Incentive Compensation Plan	MGMT	FOR	FOR
					3) Approve Adoption of Associate Stock Purchase Plan	MGMT	FOR	FOR
					4) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR

Las Vegas Sands Corp.	LVS	517834107	Annual	06/03/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Selection of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					3) Shareholder Proposal – Sustainability Report	SHDLR	AGAINST	AGAINST
					4) Transact Such Other Business as may Properly Come before the Meeting	MGMT	FOR	FOR
Freeport-McMoran Copper & Gold, Inc.	FCX	35671D857	Annual	06/09/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					3) Adopt Amended and Restated 2006 Stock Incentive Plan	MGMT	FOR	FOR
					4) Shareholder Proposal – Recommend Candidate with Environmental Expertise for Election to the BOD	SHDLR	AGAINST	AGAINST
					5) Shareholder Proposal – Policy Requiring Senior Executives to Retain Shares Acquired Through Equity Compensation Programs for Two Years, Post Employment	SHDLR	AGAINST	AGAINST
UAL Corp.	UAUA	902549807	Annual	06/10/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accountants	MGMT	FOR	FOR
					3) Amend Restated Certificate of Incorporation, Extend 5% Ownership Limit	MGMT	FOR	FOR
Ultra Petroleum Corp.	UPL	903914109	Annual	06/14/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Appointment of Auditors, Authorize Directors to Fix Remuneration	MGMT	FOR	FOR
					Shareholder Proposal – Regarding Hydraulic Fracturing	SHDLR	AGAINST	AGAINST
Carmax, Inc.	KMX	143130102	Annual	06/28/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Selection of Independent registered Public Accounting Firm	MGMT	FOR	FOR

Yahoo! Inc.	YHOO	984332106	Annual	06/24/2010	1A) Election of Director – Carol Bartz	MGMT	FOR	FOR
					1B) Election of Director – Roy J. Bostock	MGMT	FOR	FOR
					1C) Election of Director – Patti S. Hart	MGMT	FOR	FOR
					1D) Election of Director – Eric Hippeau	MGMT	FOR	FOR
					1E) Election of Director – Susan M. James	MGMT	FOR	FOR
					1F) Election of Director – Vyomesh Joshi	MGMT	FOR	FOR
					1G) Election of Director – Arthur H. Kern	MGMT	FOR	FOR
					1H) Election of Director – Brad D. Smith	MGMT	FOR	FOR
					1I) Election of Director – Gary L. Wilson	MGMT	FOR	FOR
					1J) Election of Director – Jerry Yang	MGMT	FOR	FOR
					2) Approve Amendments to 1996 Director’s Stock	MGMT	FOR	FOR
					3) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					4) Shareholder Proposal – Executive Compensation Advisory Vote	SHDLR	AGAINST	AGAINST
Krispy Kreme Doughnuts, Inc.	KKD	501014104	Annual	06/22/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
Liberty Media Corp.	LCAP/A	53071M302	Annual	06/24/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Adopt 2010 Incentive Plan	MGMT	FOR	FOR
					3) Ratify Independent Auditors	MGMT	FOR	FOR
Liberty Media Corp.	LINT/A	53071M104	Annual	06/24/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Adopt 2010 Incentive Plan	MGMT	FOR	FOR
					3) Ratify Independent Auditors	MGMT	FOR	FOR
Priceline.com	PCLN	741503403	Annual	06/02/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Selection of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					3) Shareholder Proposal – Special Stockholder Meetings	SHDLR	AGAINST	AGAINST

Chesapeake Energy Corp.	CHK	165167107	Annual	06/11/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Approve Amendment to Long-term Incentive Plan	MGMT	FOR	FOR
					3) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					4) Shareholder Proposal – Annual Cash Bonuses to Named Executive Officers	SHDLR	AGAINST	AGAINST
					5) Shareholder Proposal – Executive Participation in Derivative or Speculative Transactions Involving Stock	SHDLR	AGAINST	AGAINST
					6) Shareholder Proposal – Advisory Vote on Executive Compensation	SHDLR	AGAINST	AGAINST
					7) Shareholder Proposal – Advisory Vote on Executive and Director Compensation	SHDLR	AGAINST	AGAINST
					8) Shareholder Proposal – Regarding Hydraulic Fracturing	SHDLR	AGAINST	AGAINST
					9) Shareholder Proposal – Sustainability Report	SHDLR	AGAINST	AGAINST
Gamestop Corp.	GMEB	36467W109	Annual	06/22/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
Marvell Technology Group Ltd.	MRVL	G5876H105	Annual	07/08/2010	A1A) Election of Director – Dr. Ta-Lin Hsu	MGMT	FOR	FOR
					A1B) Election of Director – Dr. John G. Kassakian	MGMT	FOR	FOR
					A2) Approve Amendment to ByLaw 12	MGMT	FOR	FOR
					A3) Approve Amendment to ByLaw 44	MGMT	FOR	FOR
					A4) Approve Executive Performance Incentive Plan	MGMT	FOR	FOR
					A5) Approve Amendment to Amended/Restated 1995 Stock Option Plan	MGMT	FOR	FOR
					A6) Appoint Auditors and Independent Registered Public Accounting Firm, Authorize BOD to Set Remuneration	MGMT	FOR	FOR

JA Solar Holdings Co., Ltd.	JASO	466090107	Annual	06/30/2010	1) Receive Audited Financial Statements and Executive Reports for the Year Ended 12/31/2009	MGMT	FOR	FOR
					2) Election of Director – Peng Fang, Authorize BOD to Fix Remuneration	MGMT	FOR	FOR
					3) Election of Director – Yuwen Zhao, Authorize BOD to Fix Remuneration	MGMT	FOR	FOR
					4) Transact Such Other Business as May Properly Come Before the Meeting	MGMT	FOR	FOR
Petroleo Brasileiro S.A.	PBR	71654V408	Special	06/22/2010	1) Approve Modification of Corporate ByLaws	MGMT	FOR	FOR

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, there unto duly authorized.

(Registrant)              Monetta Fund, Inc.

             --------------------------------------------------------------

By (Signature and Title)* /s/Robert S. Bacarella

                          -------------------------------------------------

                          Robert S. Bacarella, President

Date: August 12, 2010

      ---------------

* Print the name and title of each signing officer under his or her signature.